Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	$ 3,628	$ 3,331
Total gains or (losses) included in earnings (or changes in net assets)	26	427
Fair value at end of period	3,529	3,628
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	611	540
Total gains or (losses) included in earnings (or changes in net assets)	30	70
Fair value at end of period	681	611
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	249	231
Total gains or (losses) included in earnings (or changes in net assets)	18	13
Purchases, issuances and settlements, net		5
Purchases	7
Transfers in/out-of Level 3
Sales	(25)
Fair value at end of period	249	249
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	10	4
Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	134	121
Total gains or (losses) included in earnings (or changes in net assets)	(2)	5
Purchases, issuances and settlements, net		8
Transfers in/out-of Level 3
Sales	(4)
Fair value at end of period	128	134
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	2	2
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	115	110
Total gains or (losses) included in earnings (or changes in net assets)	20	8
Purchases, issuances and settlements, net		(3)
Purchases	7
Transfers in/out-of Level 3
Sales	(21)
Fair value at end of period	121	115
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	8	2
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	55	49
Total gains or (losses) included in earnings (or changes in net assets)	1	6
Purchases	4
Transfers in/out-of Level 3
Sales	(6)
Fair value at end of period	54	55
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	1	6
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	41	36
Total gains or (losses) included in earnings (or changes in net assets)	1	5
Purchases	4
Transfers in/out-of Level 3
Sales	(6)
Fair value at end of period	40	41
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	1	5
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period		13
Total gains or (losses) included in earnings (or changes in net assets)		1
Transfers in/out-of Level 3
Fair value at end of period	14	14
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses		$ 1